The Best of America® IV Annuity
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
Updating Summary Prospectus
May 1, 2023
This summary prospectus summarizes key features of the contract.
The statutory prospectus for the contract contains more information about the contract, including the contract’s features, benefits, and risks. You can find this document and other information about the contract online at https://nationwide.onlineprospectus.net/NW/C000024495NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

Glossary of Special Terms
Contract Owner(s) – The person(s) who owns all rights under the contract.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the
Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.

Nationwide – Nationwide Life Insurance Company.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision in the statutory prospectus.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the statutory prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your contract.
Changes to underlying mutual fund availability:
Additions
The following underlying mutual fund(s) is/are available as an investment option effective May 1, 2023:
•
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4
•
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
•
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
•
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
•
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
•
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
•
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Wall-Offs
The following underlying mutual fund(s) is/are only available in contracts for which good order applications were received before May 1, 2023:
•
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•
Invesco - Invesco V.I. Global Fund: Series I
•
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•
Invesco Oppenheimer V.I. International Growth Fund: Series II
•
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Wall-Offs
The following underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023:
•
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Closures
The following underlying mutual fund(s) is/are no longer available to receive transfers or new purchase payments effective May 1, 2023:
•
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Re-Opening
The following underlying mutual fund(s) is/are available to all contracts effective May 1, 2023:
•
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Mergers
The following underlying mutual fund(s) merged effective April 28, 2023:
From Fund	Acquiring Fund
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions in the statutory prospectus)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge in the statutory prospectus). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege in the statutory prospectus).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.33%[1]	1.33%[1]
	Investment options (underlying mutual fund fees and expenses)	0.26%[2]	4.91%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,477.46	Highest Annual Cost Estimate: $4,751.04
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive underlying mutual fund fees and expenses • No CDSC • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive underlying mutual fund fees and expenses • No CDSC • No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge in the statutory prospectus). The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon
(see Principal Risks in the statutory prospectus).

RISKS
Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option (including the Fixed Account) has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks in the statutory prospectus.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
Contacting the Service Center in the statutory prospectus (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds in the
statutory prospectus).
• Allocations to the Fixed Account may not be transferred to another investment option except at the end of a Fixed Account interest rate guarantee period (see The Fixed
Account in the statutory prospectus).
• Not all investment options may be available under your contract (see Appendix A:
Underlying Mutual Funds Available Under the Contract in the statutory prospectus).
• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).

Optional Benefits
• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
See Benefits Under the Contract in the statutory prospectus.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information in the statutory prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment
(see Distribution, Promotional, and Sales Expenses in the statutory prospectus).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses in the statutory prospectus).

Appendix: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000024495NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B) Investment Advisor: AllianceBernstein L.P.	1.05%	-15.82%	3.62%	9.06%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.13%*	-13.79%	-2.55%	2.51%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 Investment Advisor: Allspring Funds Management, LLC Investment Sub-Advisor: Allspring Global Investments, LLC	1.19%	-34.42%	7.09%	10.58%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Allocation	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: American Century Investment Management, Inc.	0.83%*	-17.27%	4.43%	6.64%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.86%	-1.19%	6.76%	11.01%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.88%*	0.31%	7.68%	10.41%
Fixed Income	American Funds Insurance Series® - American High- Income Trust: Class 1 This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989 Investment Advisor: Capital Research and Management Company	0.30%*	-9.01%	3.40%	4.12%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	-29.69%	2.54%	6.58%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989 Investment Advisor: Capital Research and Management Company	0.35%	-29.76%	11.42%	13.93%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1 This underlying mutual fund is only available in contracts issued on or after May 1, 1987 and before September 1, 1989 Investment Advisor: Capital Research and Management Company	0.22%*	-10.75%	0.85%	1.17%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.47%*	-10.95%	0.61%	0.92%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	-8.69%	6.84%	11.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock International Limited	0.80%*	-10.96%	2.27%	3.80%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	-14.50%	-0.23%	0.92%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC	0.92%*	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock (Singapore) Limited	1.01%*	-16.07%	3.25%	4.80%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	-14.28%	3.24%	8.60%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Mellon Investments Corporation	0.26%	-18.32%	9.14%	12.28%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	0.68%	-22.87%	9.33%	11.36%
Equity	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	0.70%*	-14.82%	10.42%	12.70%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	-10.78%	2.14%	3.61%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Macquarie Investment Management Global Limited	1.08%	-12.36%	4.04%	8.92%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating- Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	-2.68%	1.94%	2.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Federated Investment Management Company	0.74%*	-9.28%	1.02%	1.75%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.50%	-13.57%	2.71%	4.84%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.58%	-15.83%	3.62%	5.96%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.64%	-16.94%	4.51%	7.38%
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-14.94%	3.75%	5.66%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	-26.49%	8.39%	11.15%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	62.87%	6.94%	4.54%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-0.52%	3.17%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-11.37%	1.10%	2.97%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.50%	-13.03%	0.54%	1.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	-14.85%	5.84%	9.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.77%	-24.48%	2.61%	5.74%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-7.35%	8.10%	9.94%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	-7.19%	8.27%	10.11%
Allocation
Franklin Templeton Variable Insurance Products Trust
- Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts
for which good order applications were received before
May 1, 2021
Investment Advisor: Franklin Advisers, Inc.
Sub-Advisor: Brandywine Global Investment Management,
LLC (Brandywine); ClearBridge Investments, LLC
(ClearBridge); Franklin Templeton Institutional, LLC (FT
Institutional); Templeton Global Advisors Limited (Global
Advisors); Western Asset Management Company, LLC
(Western Asset); and Western Asset Management
Company Limited (Western Asset London)
		0.82%*	-16.00%	2.57%	5.56%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Franklin Mutual Advisers, LLC	0.91%*	-10.06%	5.48%	9.09%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Asset Management, Ltd. Sub-Advisor: Franklin Templeton Investment Management Limited (FTIML)	1.37%*	-21.98%	-1.67%	1.02%
Equity	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014 Investment Advisor: Templeton Investment Counsel, LLC	1.09%*	-7.61%	-1.97%	1.47%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	-6.54%	1.15%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	-19.16%	0.92%	3.23%
Allocation	Invesco - Invesco V.I. Conservative Balanced Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004 Investment Advisor: Invesco Advisers, Inc.	0.67%*	-16.85%	3.29%	5.26%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares This underlying mutual fund is only available in contracts for which good order applications were received before April 29, 2022 Investment Advisor: Invesco Advisers, Inc.	0.61%*	-14.53%	0.20%	2.12%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	-30.98%	8.64%	11.83%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020 Investment Advisor: Invesco Advisers, Inc.	1.11%	-31.13%	8.37%	11.55%
Equity	Invesco - Invesco V.I. Global Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.81%	-31.76%	2.85%	7.86%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.91%*	-11.46%	-1.30%	0.63%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015 Investment Advisor: Invesco Advisers, Inc.	1.18%	-14.45%	4.82%	7.72%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	0.87%	-15.83%	7.01%	10.88%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	-27.16%	-0.01%	3.99%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	-14.74%	4.31%	4.45%
Fixed Income	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.92%	-10.97%	1.73%	3.58%
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Macquarie Investment Management Global Limited	1.10%*	-30.80%	10.59%	11.39%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-13.90%	0.25%	1.10%
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014 Investment Advisor: Janus Henderson Investors US LLC	0.80%	-33.73%	9.48%	12.72%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	-37.12%	10.28%	15.34%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	-15.12%	-3.19%	-0.12%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2023 Investment Advisor: Lincoln Investment Advisors Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.73%	-8.16%	6.00%	9.98%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	-29.99%	7.53%	9.71%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	-6.14%	7.08%	10.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	-23.75%	2.77%	7.56%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.21%*	-17.80%	2.43%	4.42%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.70%*	-4.24%	1.07%	0.95%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009 Investment Advisor: Morgan Stanley Investment Management Inc.	0.65%*	-14.33%	0.28%	2.02%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.10%*	-18.74%	-2.23%	0.06%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.13%*	-8.32%	3.94%	6.24%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	-60.16%	3.99%	11.57%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	0.83%*	-37.61%	4.11%	9.15%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	-13.74%	4.93%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-12.80%	0.38%	0.98%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.06%*	-25.05%	6.64%	9.71%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.98%*	-30.22%	10.71%	13.20%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	-16.82%	7.41%	11.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Amundi Asset Management, US	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.78%	-8.44%	9.75%	12.24%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	1.05%*	-4.29%	6.88%	10.28%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	-14.84%	1.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.10%*	-15.22%	4.86%	8.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	-13.70%	2.74%	4.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	-15.05%	3.89%	6.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%*	-12.07%	1.26%	2.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-13.82%	1.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-15.23%	2.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.99%*	-14.13%	3.43%	5.79%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.05%*	-15.13%	4.47%	7.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	-13.07%	2.39%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.73%*	-13.60%	0.28%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.62%*	-22.10%	10.38%	12.95%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I This underlying mutual fund is only available in contracts for which good order applications were received before September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.87%	-1.13%	9.21%	11.25%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.74%	-1.02%	9.27%	11.28%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	0.99%	-1.30%	8.98%	10.99%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Atlanta Capital Management Company, LLC	0.86%*	-22.92%	5.64%	10.15%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	0.99%	-5.99%	0.70%	3.14%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	0.84%	-5.86%	0.76%	3.17%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.59%	-14.69%	-0.40%	0.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	-13.21%	-0.85%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.09%*	-24.75%	-4.30%	-0.22%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.91%*	-11.93%	1.75%	3.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.70%*	-12.55%	-0.71%	-0.06%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	0.98%*	-14.12%	1.24%	4.51%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Lazard Asset Management LLC	1.23%*	-14.38%	0.98%	4.25%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.81%*	-14.60%	0.99%	3.94%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%	-18.89%	3.57%	7.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.99%	2.01%	4.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-17.57%	2.97%	6.00%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-12.19%	0.70%	2.22%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.83%*	-14.17%	0.58%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	-15.16%	1.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-16.55%	2.44%	5.25%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	-18.28%	3.23%	6.59%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.39%	1.61%	3.76%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.93%*	-16.04%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.78%*	-17.06%	7.77%	12.08%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.88%*	-17.11%	7.65%	11.96%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.81%*	-12.49%	15.13%	15.27%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.80%	-5.67%	0.24%	0.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.94%	-14.30%	3.21%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.96%	-15.41%	5.66%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	-2.66%	5.12%	10.23%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	-30.37%	6.22%	10.58%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	-12.91%	3.63%	8.77%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	-18.77%	7.44%	10.80%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners LTD	0.98%*	-37.93%	0.63%	4.26%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	0.92%*	-28.52%	4.50%	6.00%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.51%*	-18.56%	8.88%	12.00%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Equity	Neuberger Berman Advisers Management Trust - Mid- Cap Growth Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - Mid- Cap Growth Portfolio: S Class Shares) This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.11%*	-28.83%	6.77%	9.95%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (formerly, Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	-5.19%	0.69%	0.70%
Equity	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%*	-18.45%	7.40%	10.89%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.64%*	-11.87%	3.12%	3.15%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.14%	-15.80%	-0.95%	0.87%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	0.92%	-7.87%	1.67%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.09%	-19.06%	-3.23%	-1.71%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.77%	-5.84%	-0.02%	0.32%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.71%	-0.25%	1.16%	1.25%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.11%	-14.77%	1.03%	4.51%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.15%	-6.81%	1.97%	4.19%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.82%	-3.13%	9.26%	11.76%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.91%	-22.91%	10.48%	13.48%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.67%*	-3.40%	2.25%	2.25%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	-12.69%	10.56%	15.35%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid- Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Investment Sub-Advisor: T. Rowe Price Investment Management, Inc.	1.09%*	-22.75%	6.94%	11.68%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.10%*	-6.93%	0.56%	-0.09%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.18%	-24.36%	-4.83%	1.25%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.11%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	-26.09%	4.88%	6.92%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2023, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000024495NW/index.php.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000024495